EQUITY	12 Months Ended
Dec. 31, 2025
EQUITY.
EQUITY

NOTE 23 — EQUITY

a) Capital

The Board of Directors may, without need to change the bylaws, issue new shares (authorized capital), including the capitalization of profits and reserves up to the authorized limit of 1,500,000,000 common shares and 3,000,000,000 Preferred Shares, all without nominal value. In the case of capital increase through subscription of new shares, the right of preference shall be exercised in up to 30 days, except in the case of a public offering, when the limit is not less than 10 days. Preferred shares do not have voting rights, cannot be redeemed, and participate on equal terms with common shares in the distribution of profits, in addition to having priority in the reimbursement of capital in the event of the Company’s liquidation.

Ownership of the shares is presented below:

	Shareholders
	2025
Shareholders	Common	%	Pref.	%	Total	%
Metalúrgica Gerdau S.A.*	702,952,615	97.9	—	0.0	702,952,615	35.1
Brazilian institutional investors	649,134	0.1	119,648,519	9.3	120,297,653	6.0
Foreign institutional investors	1,024,037	0.1	597,823,780	46.6	598,847,817	29.9
Other shareholders	12,738,033	1.8	540,307,773	42.1	553,045,806	27.7
Treasury stock	418,800	0.1	25,317,258	2.0	25,736,058	1.3
	717,782,619	100.0	1,283,097,330	100.0	2,000,879,949	100.0

	Shareholders
	2024
Shareholders	Common	%	Pref.	%	Total	%
Metalúrgica Gerdau S.A.*	702,952,615	97.6	—	0.0	702,952,615	33.8
Brazilian institutional investors	229,736	0.0	147,082,325	10.8	147,312,061	7.1
Foreign institutional investors	1,279,113	0.2	1,054,367,471	77.6	1,055,646,584	50.8
Other shareholders	14,402,355	2.0	120,979,866	8.9	135,382,221	6.5
Treasury stock	1,093,011	0.2	36,419,068	2.7	37,512,079	1.8
	719,956,830	100.0	1,358,848,730	100.0	2,078,805,560	100.0

	Shareholders
	2023
Shareholders	Common	%	Pref.	%	Total	%
Metalúrgica Gerdau S.A.*	585,793,846	97.5	—	0.0	585,793,846	33.3
Brazilian institutional investors	2,442,108	0.4	117,790,196	10.2	120,232,304	6.8
Foreign institutional investors	1,425,937	0.2	546,220,396	47.2	547,646,333	31.2
Other shareholders	10,864,551	1.9	484,985,375	41.9	495,849,926	28.3
Treasury stock	—	0.0	7,544,641	0.7	7,544,641	0.4
	600,526,442	100.0	1,156,540,608	100.0	1,757,067,050	100.0

*  Metalurgica Gerdau S.A. is the controlling shareholder and Indac – Ind. e Com. S.A. (holding of Gerdau’s family) is the ultimate controlling shareholder of the Company.

Reconciliations of common and preferred outstanding shares are presented below:

	2025		2024		2023
	Common shares	Preferred shares	Common shares	Preferred shares	Common shares	Preferred shares
Balance at beginning of the year	719,956,830	1,358,848,730	600,526,442	1,156,540,608	571,929,945	1,101,467,245
Share Bonus	—	—	120,105,288	231,308,122	28,596,497	55,073,363
Cancellation of treasury stocks	(2,174,211)	(75,751,400)	(674,900)	(29,000,000)	—	—
Balance at the end of the year	717,782,619	1,283,097,330	719,956,830	1,358,848,730	600,526,442	1,156,540,608
(-) Treasury stocks	(418,800)	(25,317,258)	(1,093,011)	(36,419,068)	—	(7,544,641)
Number of shares outstanding	717,363,819	1,257,780,072	718,863,819	1,322,429,662	600,526,442	1,148,995,967

As a result of the share cancellations approved at the Board of Directors meetings held on January 20, 2025 (1,093,011 common shares and 25,000,000 preferred shares), April 28, 2025 (517,600 common shares and 24,000,000 preferred shares), July 31, 2025 (279,700 common shares and 14,101,400 preferred shares), and October 30, 2025 (283,900 common shares and 12,650,000 preferred shares), the Company’s share capital is now divided into 717,782,619 common shares and 1,283,097,330 preferred shares, all without par value, equivalent to R$ 24,347,290 (R$ 24,273,225 net of share issuance costs).

b) Treasury stocks

Changes in treasury stocks are as follows:

	2025
	Common shares	R$	Preferred shares	R$
Opening balance	1,093,011	20,214	36,419,068	714,064
Share buyback program - approved on July 31, 2024	—	—	6,843,700	121,110
Share buyback program - approved on January 20, 2025	1,500,000	23,476	63,000,000	1,024,728
Exercise of long-term incentive plan	—	—	(5,194,110)	(53,278)
Cancellation of treasury stocks	(2,174,211)	(36,730)	(75,751,400)	(1,293,517)
Closing balance	418,800	6,960	25,317,258	513,107

	2024
	Common shares	R$	Preferred shares	R$
Opening balance	—	—	7,544,641	150,182
Share buyback program - approved on July 31, 2024	1,767,911	31,441	61,156,300	1,163,285
Exercise of long-term incentive plan	—	—	(4,946,961)	(62,005)
Cancellation of treasury stocks	(674,900)	(11,227)	(29,000,000)	(537,398)
Capital increase with share bonus	—	—	1,665,088	—
Closing balance	1,093,011	20,214	36,419,068	714,064

	2023
	Common shares	R$	Preferred shares	R$
Opening balance	—	—	9,836,850	179,995
Exercise of long-term incentive plan	—	—	(2,674,136)	(29,813)
Capital increase with share bonus	—	—	381,927	—
Closing balance	—	—	7,544,641	150,182

These shares are held in treasury for subsequent cancellation, selling in the market or to be granted under the long-term incentive plan of the Company.

On November 5, 2024, the Company’s Board of Directors approved the cancellation of 674,900 common shares and 29,000,000 preferred shares, with no par value, issued by the Company. Due to the cancellation of shares, the Company’s capital was divided into 719,956,830 common shares and 1,358,848,730 preferred shares, with no par value. The cancellation of shares was recorded against Investments and working capital reserve.

On January 20, 2025, the Company terminated its share buyback program, as disclosed in a material fact notice on July 31, 2024. During the term, 1,767,911 common shares (GGBR3) were acquired at an average price of R$ 17.78 per share and 68,000,000 preferred shares (GGBR4) at an average price of R$ 18.89 per share, corresponding to 100% of the Buyback Program.

On January 20, 2025, the Board of Directors approved a new share buyback program with the objective of: (i) maximizing long-term shareholder value generation through efficient management of the capital structure and meeting the long-term incentive programs of the Company and its subsidiaries; (ii) retention in treasury; (iii) cancellation; or (iv) subsequent sale on the market. The number of shares to be acquired was up to 63,000,000 preferred shares, representing approximately 5% of the outstanding preferred shares (GGBR4) and/or ADRs backed by preferred shares (GGB), and up to 1,500,000 common shares, representing approximately 10% of the outstanding common shares (GGBR3). On December 19, 2025, the Company terminated this share buyback program. During the term, 1,500,000 common shares (GGBR3) were acquired at an average price of R$ 15.65 per share and 63,000,000 preferred shares (GGBR4 and/or ADRs backed by preferred shares (GGB)) were acquired at an average price of R$ 16.27 per share, corresponding to 100% of this Buyback Program.

c) Capital reserves — consists of premium on issuance of shares.

d) Retained earnings

I) Legal reserves — under Brazilian Corporate Law, the Company must transfer 5% of the annual net income determined on its statutory books in accordance with Brazilian accounting practices to the legal reserve until this reserve equals 20% of the paid-in capital. The legal reserve can be utilized to increase capital or to absorb losses but cannot be used for dividend purposes.

II) Tax incentives reserve — under Brazilian Corporate Law, the Company may transfer to this account part of net income resulting from government benefits which can be excluded from the basis for dividend calculation. The tax incentives reserve recognized in Gerdau S.A. refers to incentives of state and federal nature, constituted in the subsidiaries Gerdau Açominas S.A. and Gerdau Aços Longos S.A.

III) Investments and working capital reserve — consists of earnings not distributed to shareholders and includes the reserves required by the Company’s by-laws. The Board of Directors may propose to the shareholders the transfer of at least 5% of the profit for each year determined in its statutory books in accordance with accounting practices adopted in Brazil to this reserve. Amount can be allocated to the reserve only after the minimum dividend requirements have been met and its balance cannot exceed the amount of paid-in capital. This account also recognizes the difference between the average value of the treasury stock and the transactional value of the stock in the case of exercised stock options and assignment and transfer of shares. The reserve can be used to absorb losses, if necessary, for capitalization, for payment of dividends or for the repurchase of shares.

e) Operations with non-controlling interests — Corresponds to amounts recognized in equity from changes in non-controlling interests.

The effects of interest changes in subsidiaries for the years presented are composed of:

	December 31, 2025
	Attributed to parent	Non-controlling
	company’s interest	interests	Total
(i) Other changes	—	(2,772)	(2,772)
Effects of interest changes in subsidiaries	—	(2,772)	(2,772)

	December 31, 2024
	Attributed to parent	Non-controlling
	company’s interest	interests	Total
(i) Other changes	—	(4,306)	(4,306)
Effects of interest changes in subsidiaries	—	(4,306)	(4,306)

	December 31, 2023
	Attributed to parent	Non-controlling
	company’s interest	interests	Total
(i) Other changes	—	(9,590)	(9,590)
Effects of interest changes in subsidiaries	—	(9,590)	(9,590)

(i)  Other changes in subsidiaries without losing control, which may include among others, capital increases, other acquisitions of interests and dilutions of any nature.

f) Other reserves - Include: gains and losses on available for sale securities, gains and losses on net investment hedge, gains and losses on derivatives accounted as cash flow hedge, cumulative translation adjustments and expenses recorded regarding the long term incentive plans.

g) Dividends and interest on capital - the shareholders have a right to receive a minimum annual mandatory dividend equal to 30% of adjusted net income as determined in its corporate records. The Company calculates interest on shareholders´ capital in accordance with the terms established by Law 9249/95. The corresponding amount was recorded as a financial expense for tax purposes. For presentation purposes, this amount was recorded as dividends and did not affect net income.

	2025	2024	2023
Net income	1,387,020	4,566,317	7,501,565
Constitution of legal reserve	(69,351)	(228,316)	(318,142)
Constitution of the tax incentives reserve	—	—	(1,138,728)
Net income before dividends and interest on capital	1,317,669	4,338,001	6,044,695
Dividends and interest on equity based on income of the year	(1,034,958)	(1,460,635)	(2,466,503)
Dividend - adjustment in excess of the minimum statutory undistributed	(197,514)	(203,445)	(174,952)
Total dividends	(1,232,472)	(1,664,080)	(2,641,455)
Net income before constitution of investments and working capital reserve	85,197	2,673,921	3,403,240
Constitution of investments and working capital reserve	(85,197)	(2,673,921)	(3,403,240)

The excess of retained earnings in relation to the capital will be the subject of a proposal by the Company's management for capitalization to be submitted for deliberation by the Shareholders’ Meeting.

The dividends for the years 2025, 2024 and 2023 are presented below:

	Dividends and interest on capital in the years
			Outstanding shares
Period	Nature	R$ /share	(thousands)	Credit	Payment	2025
1st quarter	Dividends	0.12	2,009,042	5/8/2025	5/19/2025	241,085
2nd quarter	Dividends	0.12	1,994,150	8/11/2025	8/18/2025	239,298
3rd quarter	Dividends	0.28	1,980,625	11/10/2025	12/11/2025	554,575
4th quarter	Dividends	0.10	1,975,144	3/10/2026	3/18/2026	197,514
Proposed Dividends						1,232,472
Credit per share (R$)		0.62

	Dividends and interest on capital in the years
			Outstanding shares
Period	Nature	R$ /share	(thousands)	Credit	Payment	2024
1st quarter	Dividends	0.28	2,103,618	5/15/2024	5/27/2024	589,013
2nd quarter	Dividends	0.12	2,104,147	8/9/2024	8/20/2024	252,498
3rd quarter	Dividends	0.30	2,063,748	11/18/2024	12/16/2024	619,124
4th quarter	Dividends	0.10	2,041,293	3/5/2023	3/14/2025	203,445
Proposed Dividends						1,664,080
Credit per share (R$)		0.80

	Dividends and interest on capital in the years
			Outstanding shares
Period	Nature	R$ /share	(thousands)	Credit	Payment	2023
1st quarter	Interest	0.51	1,749,090	05/15/2023	05/29/2023	892,056
2nd quarter	Dividends	0.43	1,749,522	08/18/2023	08/29/2023	752,172
3rd quarter	Dividends	0.47	1,749,522	11/17/2023	12/13/2023	822,275
4th quarter	Dividends	0.10	1,749,522	03/01/2024	03/12/2024	174,952
Proposed Interest and Dividends						2,641,455
Credit per share (R$)		1.51